UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                          FMA Small Company Portfolio
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 866-FMA-8333

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.3%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                -------------   -------------
AEROSPACE & DEFENSE -- 3.2%
    Aviall*                                           154,000     $   3,087,700
    Woodward Governor                                  41,700         2,559,129
                                                                  -------------
                                                                      5,646,829
                                                                  -------------
AIRCRAFT -- 0.8%
    Northwest Airlines*                               162,600         1,403,238
                                                                  -------------
BANKS -- 7.9%
    Commercial Capital Bancorp*                       132,300         2,906,631
    MB Financial +                                     80,200         2,922,488
    South Financial Group                             101,200         2,741,508
    UMB Financial +                                    54,600         2,736,552
    Umpqua Holdings                                   117,700         2,661,197
                                                                  -------------
                                                                     13,968,376
                                                                  -------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.9%
    Advo                                               80,550         2,496,244
    Lin TV, Cl A*                                      94,600         1,716,990
    Saga Communications, Cl A* +                      147,750         2,629,950
                                                                  -------------
                                                                      6,843,184
                                                                  -------------
CHEMICALS -- 3.3%
    Albemarle                                          85,500         2,633,400
    Cabot Microelectronics*                            25,400           901,446
    Cytec Industries                                   49,300         2,297,380
                                                                  -------------
                                                                      5,832,226
                                                                  -------------
COMMUNICATIONS TECHNOLOGY -- 1.0%
    Anixter International*                             52,000         1,740,960
                                                                  -------------
COMPUTER SOFTWARE -- 4.2%
    Hyperion Solutions*                                68,800         2,822,176
    Manhattan Associates*                              64,500         1,674,420
    Micros Systems*                                    59,200         2,878,304
                                                                  -------------
                                                                      7,374,900
                                                                  -------------
COMPUTER TECHNOLOGY -- 1.0%
    Hutchinson Technology*                             81,500         1,815,005
                                                                  -------------
EDUCATION -- 1.5%
    School Specialty*                                  77,500         2,666,775
                                                                  -------------
ELECTRICAL SERVICES -- 1.0%
    PNM Resources                                      85,000         1,771,400
                                                                  -------------
ELECTRONIC EQUIPMENT -- 2.6%
    Benchmark Electronics*                             65,500         1,871,990
    Technitrol*                                       143,700         2,658,450
                                                                  -------------
                                                                      4,530,440
                                                                  -------------
ENERGY EQUIPMENT & SERVICES -- 5.7%
    Global Power Equipment Group*                     235,800         1,652,958
    Helmerich & Payne                                 108,100         2,737,092
    Oil States International*                         182,400         3,002,304
    W-H Energy Services*                              136,200         2,737,620
                                                                  -------------
                                                                     10,129,974
                                                                  -------------

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                -------------   -------------
ENGINEERING/R&D SERVICES -- 3.1%
    Tetra Tech*                                       172,700     $   2,787,378
    York International                                 72,700         2,586,666
                                                                  -------------
                                                                      5,374,044
                                                                  -------------
FINANCIAL SERVICES -- 7.2%
    Advanta, Cl B                                      87,400         1,942,028
    Affiliated Managers Group*                         56,550         2,596,210
    Apollo Investment*                                185,900         2,533,817
    Nelnet, Cl A* +                                   120,700         2,683,161
    Piper Jaffray*                                     70,400         2,868,800
                                                                  -------------
                                                                     12,624,016
                                                                  -------------
FOOD, BEVERAGE & TOBACCO -- 3.0%
    J&J Snack Foods* +                                 72,500         2,662,925
    Ralcorp Holdings*                                  73,500         2,680,545
                                                                  -------------
                                                                      5,343,470
                                                                  -------------
GAS UTILITIES -- 3.1%
    Energen                                             6,800         2,689,480
    New Jersey Resources                               67,300         2,735,745
                                                                  -------------
                                                                      5,425,225
                                                                  -------------
INDUSTRIAL -- 1.2%
    II-VI*                                             73,100         2,165,953
                                                                  -------------
INSURANCE -- 5.8%
    AmerUs Group                                       72,900         2,806,650
    Direct General                                     81,200         2,414,888
    National Financial Partners*                       75,900         2,556,312
    Scottish Re Group                                 117,500         2,397,000
                                                                  -------------
                                                                     10,174,850
                                                                  -------------
LEASING & RENTING -- 1.5%
    United Rentals*                                   133,900         2,656,576
                                                                  -------------
MACHINERY -- 7.0%
    Ametek                                             74,600         2,300,664
    Franklin Electric +                                46,966         1,779,072
    Gardner Denver*                                    65,000         1,740,700
    IDEX                                               59,050         1,894,915
    Lincoln Electric Holdings                          77,600         2,639,176
    Nordson                                            46,731         1,956,627
                                                                  -------------
                                                                     12,311,154
                                                                  -------------
MATERIALS & PROCESSING -- 1.5%
    Clarcor                                            59,500         2,618,000
                                                                  -------------
MEDICAL PRODUCTS & SERVICES -- 4.6%
    Genesis HealthCare*                                76,100         2,043,285
    KV Pharmaceutical, Cl A*                          107,750         1,875,928
    LabOne*                                            83,700         2,469,987
    Sybron Dental Specialties*                         66,300         1,783,470
                                                                  -------------
                                                                      8,172,670
                                                                  -------------

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                -------------   -------------
MISCELLANEOUS BUSINESS SERVICES -- 6.0%
    ABM Industries                                    151,500     $   2,725,485
    Jones Lang LaSalle*                                92,500         2,682,500
    United Stationers*                                 71,450         2,816,559
    West*                                              89,200         2,236,244
                                                                  -------------
                                                                     10,460,788
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS -- 4.5%
    American Financial Realty Trust                   122,500         1,623,125
    CarrAmerica Realty                                 24,700           753,103
    CBL & Associates Properties                        31,900         1,757,690
    Luminent Mortgage Capital                         182,100         1,953,933
    Maguire Properties                                 76,400         1,890,900
                                                                  -------------
                                                                      7,978,751
                                                                  -------------
RESTAURANTS -- 1.6%
    Sonic*                                            120,100         2,762,300
                                                                 --------------
RETAIL -- 4.0%
    Big 5 Sporting Goods*                             124,100         2,652,017
    CSK Auto*                                         126,100         1,746,485
    Regis                                              63,700         2,621,892
                                                                  -------------
                                                                      7,020,394
                                                                  -------------
SEMI CONDUCTORS -- 1.0%
    Varian Semiconductor Equipment Associates*         59,900         1,789,213
                                                                  -------------
TRUCKING -- 1.1%
    USF                                                52,000         1,846,000
                                                                  -------------

    TOTAL COMMON STOCK
        (Cost $155,955,916)                                         162,446,711
                                                                  -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.4%
--------------------------------------------------------------------------------
    HighMark 100% U.S. Treasury Money Market Fund   4,233,166         4,233,166
    HighMark U.S. Government Money Market Fund      7,040,319         7,040,319
                                                                  -------------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $11,273,485)                                           11,273,485
                                                                  -------------

    TOTAL INVESTMENTS -- 98.7%
        (Cost $167,229,401)                                       $ 173,720,196
                                                                  =============

         PERCENTAGES ARE BASED ON NET ASSETS OF $175,953,423.
       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS
       + SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF
         JULY 31, 2004 WAS $15,484,148.


At July 31, 2004, the tax basis cost of the Portfolio's investments was $167,229,401, and the unrealized appreciation and depreciation were $13,665,518 and $(7,174,723), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



FMA-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /S/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04

By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.